Exhibit 99.11

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Series Name	2023-7
Collection Period	July 2024
Payment Date	08/20/2024
Transaction Month	9
Anticipated Redemption Date	11/20/2026
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$434,610,000.00	5.67%	11/20/2029
Class A-1b	$100,000,000.00	SOFR +0.95%	11/20/2029
Class B	$40,870,000.00	5.96%	11/20/2029
Class C	$24,520,000.00	6.21%	11/20/2029

Total	$600,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	08/13/2024
Compound SOFR for Interest Period	5.35353%
Spread over Compounded SOFR	0.95%
Note Interest Rate	6.30353%
Note Balance at the beginning of the Interest Period	$100,000,000.00
Days in the Interest Period	29
Note Monthly Interest	$507,784.36

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Series 2023-7 Available Funds and other sources of funds
Series 2023-7 Allocation Percentage x Group One Available Funds	$39,082,404.61
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$39,082,404.61

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$47.44	$47.44	$0.00	$0.00	$39,082,357.17
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$39,081,107.17
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$39,081,107.17
Asset Representations Reviewer Fee	$23.34	$23.34	$0.00	$0.00	$39,081,083.83
Supplemental ARR Fee	$124.39	$124.39	$0.00	$0.00	$39,080,959.44
Servicing Fee	$462,356.46	$462,356.46	$0.00	$0.00	$38,618,602.98
Class A-1a Note Interest	$2,053,532.25	$2,053,532.25	$0.00	$0.00	$36,565,070.73
Class A-1b Note Interest	$507,784.36	$507,784.36	$0.00	$0.00	$36,057,286.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,057,286.37
Class B Note Interest	$202,987.67	$202,987.67	$0.00	$0.00	$35,854,298.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,854,298.70
Class C Note Interest	$126,891.00	$126,891.00	$0.00	$0.00	$35,727,407.70
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,727,407.70
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$35,727,407.70
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,727,407.70
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$35,727,407.70
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$35,727,407.70
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$35,727,407.70
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$35,727,407.70
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$35,727,407.70
Class R Interest	$35,727,407.70	$35,727,407.70	$0.00	$0.00	$0.00

Total	$39,082,404.61	$39,082,404.61	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,053,532.25	$0.00	$0.00	$2,053,532.25
Class A-1b	$0.00	$0.00	$507,784.36	$0.00	$0.00	$507,784.36
Class B	$0.00	$0.00	$202,987.67	$0.00	$0.00	$202,987.67
Class C	$0.00	$0.00	$126,891.00	$0.00	$0.00	$126,891.00

Total	$0.00	$0.00	$2,891,195.28	$0.00	$0.00	$2,891,195.28

	Note Balance	Interest Payment per	Make-Whole Payment	Total Payment per
	per $1,000 of Notes	$1,000 of Notes	per $1,000 of Notes	$1,000 of Notes
Class A-1a	$1,000.00	$4.73	$0.00	$4.73
Class A-1b	$1,000.00	$5.08	$0.00	$5.08
Class B	$1,000.00	$4.97	$0.00	$4.97
Class C	$1,000.00	$5.18	$0.00	$5.18

Total	$1,000.00	$4.82	$0.00	$4.82

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$434,610,000.00	1.00	$434,610,000.00	1.00
Class A-1b	$100,000,000.00	1.00	$100,000,000.00	1.00
Class B	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$24,520,000.00	1.00	$24,520,000.00	1.00

Total	$600,000,000.00	1.00	$600,000,000.00	1.00

Verizon Master Trust - VZMT 2023-7

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$300,000,000.00
Ending Principal Funding Account Limit	$300,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.